Note 4. Acquisitions (Details) $ in Millions			3 Months Ended	12 Months Ended
	Aug. 29, 2014 USD ($)	Jul. 02, 2014 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) system	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 USD ($)	Jun. 27, 2012	Dec. 31, 2011 USD ($)
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								15.00%
Equity method investments			$ 132.8	$ 132.8	$ 33.2
Assets, Current			2,788.0	2,788.0	2,385.0
Payments to Acquire Businesses, Net of Cash Acquired				719.0	7.3	$ 0.0
Business acquisition, contingent consideration			(42.7)	(42.7)	(35.2)	(24.9)			$ (90.8)
Other property, plant and equipment, net of accumulated depreciation of $238.3 and $189.3 in 2014 and 2013, respectively			1,140.0	1,140.0	383.8
Assets			(11,499.8)	(11,499.8)	(6,680.5)
Debt And Capital Lease Obligations Including Solar Energy Systems Financing			6,992.3	6,992.3	3,565.8
Liabilities			10,015.2	10,015.2	6,339.3
Equity Method Investment, Realized Gain (Loss) on Disposal				145.7	$ 0.0	$ 0.0
Acquisition Costs, Cumulative			14.9	14.9
Capital Dynamics Solar Fund [Domain]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables			4.5	4.5
Payments to Acquire Businesses, Net of Cash Acquired				256.7
Cash and cash equivalents			0.9	0.9
Renewable energy systems			200.7	200.7
Restricted cash			0.0	0.0
Intangible assets			83.1	83.1
Other assets			22.8	22.8
Total assets acquired			312.0	312.0
Accounts payable and accrued liabilities			5.9	5.9
Long-term debt			0.0	0.0
Other liabilities			31.9	31.9
Total liabilities assumed			37.8	37.8
Noncontrolling interest			16.6	16.6
Fair value of net assets acquired				257.6
SMP Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							50.00%
Equity method investments							$ 13.3
Business Acquisition, Percentage of Voting Interests Acquired							35.00%
Assets, Current			11.6	11.6
Other property, plant and equipment, net of accumulated depreciation of $238.3 and $189.3 in 2014 and 2013, respectively			788.1	788.1
Other Assets			869.2	869.2
Assets			134.8	134.8
Debt And Capital Lease Obligations Including Solar Energy Systems Financing			5.1	5.1
Accounts Payable			381.9	381.9
Accrued Liabilities and Other Liabilities			521.8	521.8
Liabilities			47.7	47.7
Noncontrolling Interest in Variable Interest Entity			299.7	299.7
Cash and cash equivalents			69.5	69.5
Total assets acquired							$ 140.7
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage							85.00%
SunEdison [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables			26.0	26.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities			114.8	114.8
Cash and cash equivalents			44.8	44.8
Renewable energy systems			570.5	570.5
Restricted cash			36.1	36.1
Intangible assets			205.6	205.6
Goodwill			28.1	28.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Long Term Restricted Cash			12.4	12.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets			87.0	87.0
Other assets			25.3	25.3
Total assets acquired			1,150.6	1,150.6
Accounts payable and accrued liabilities			12.8	12.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			280.8	280.8
Long-term debt			685.9	685.9
Other liabilities			82.5	82.5
Total liabilities assumed			1,062.0	1,062.0
Noncontrolling interest			56.0	56.0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			32.6	32.6
Mount Signal [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				146.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables			11.6	11.6
Cash and cash equivalents			0.3	0.3
Renewable energy systems			649.0	649.0
Restricted cash			22.2	22.2
Intangible assets			117.9	117.9
Other assets			12.6	12.6
Total assets acquired			813.6	813.6
Accounts payable and accrued liabilities			24.8	24.8
Long-term debt			413.5	413.5
Other liabilities			4.6	4.6
Total liabilities assumed			442.9	442.9
Noncontrolling interest			$ 78.7	78.7
Fair value of net assets acquired				$ 292.0
Terraform [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%	100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables			$ 27.4	$ 27.4
Cash and cash equivalents			8.0	8.0
Renewable energy systems			1,095.5	1,095.5
Restricted cash			36.9	36.9
Intangible assets			341.2	341.2
Other assets			40.3	40.3
Total assets acquired			1,549.3	1,549.3
Accounts payable and accrued liabilities			38.1	38.1
Long-term debt			551.0	551.0
Other liabilities			55.4	55.4
Total liabilities assumed			644.5	644.5
Noncontrolling interest			105.2	105.2
Fair value of net assets acquired				$ 799.6
Number of Solar Energy Systems | system				168
Other TerraForm Acquisitions [Domain]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables			11.3	$ 11.3
Payments to Acquire Businesses, Net of Cash Acquired				243.2
Cash and cash equivalents			6.8	6.8
Renewable energy systems			245.8	245.8
Restricted cash			14.7	14.7
Intangible assets			140.2	140.2
Other assets			4.9	4.9
Total assets acquired			423.7	423.7
Accounts payable and accrued liabilities			7.4	7.4
Long-term debt			137.5	137.5
Other liabilities			18.9	18.9
Total liabilities assumed			163.8	163.8
Noncontrolling interest			9.9	9.9
Fair value of net assets acquired				250.0
Energy Matters [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired	$ 2.4
Business acquisition, contingent consideration	11.4
Goodwill	10.6
Business Acquisition, Transaction Costs	15.8
Payments to Acquire Businesses, Gross	3.1
Business Acquisition Contingent Consideration Additional Payment Combination Of Cash And Common Stock	1.3
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired			12.0
Business acquisition, contingent consideration			5.1	5.1
Goodwill			9.6	9.6
Business Acquisition, Transaction Costs			20.7	20.7
Payments to Acquire Businesses, Gross			12.1
Other Acquisitions [Member]
Business Acquisition [Line Items]
Business Acquisition Contingent Consideration Additional Payment Combination Of Cash And Common Stock	$ 3.5
Italy Projects [Member] | Silver Ridge Acquisition [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative			$ 42.0	$ 42.0
AES US [Member] | Silver Ridge Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired		$ 133.8
Acquisition Costs, Cumulative		178.6
Mount Signal [Member] | Silver Ridge Acquisition [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative		$ 292.0
Class B1 Unit [Member] | Mount Signal [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		5,840,000